SELECTED CONSOLIDATED STATEMENTS OF INCOME DATA (Tables)	12 Months Ended
Dec. 31, 2025
SELECTED STATEMENTS OF OPERATIONS DATA [Abstract]
Schedule of Other Operating Expenses (Income)
	Year ended December 31,
	2025	2024	2023

Capital gain from disposal of property	$-	$-	$(2,084)
Arbitrations and legal proceedings in Peru, net	(3,374)	(13,305)	(2,962)
Income, net from changes in fair value of earn-out considerations and Holdback Amount (see Note 17)	(5,828)	(1,803)	(361)
Income from legal proceedings in the Philippines, net	-	-	(5,357)
Mergers and acquisitions related expenses	4,620	3,684	1,550
Indirect tax related expenses	-	3,349	-
Other, net	1,376	1,324	443
	$(3,206)	$(6,751)	$(8,771)

Reconciliation of Allowance for Doubtful Accounts
	Year ended December 31,
	2025	2024	2023
Income:
Interest on cash equivalents, short-term deposits and restricted cash	$3,692	$4,350	$3,710
Exchange rate differences, net	172	-	-
Other	63	117	46
	3,927	4,467	3,756
Expenses:
Interest expenses and associated costs	*) (6,521)	(501)	(232)
Exchange rate differences, net	-	(839)	(35)
Bank charges including guarantees	(1,605)	(1,578)	(1,581)
Revaluation of investment in a convertible debt	-	-	(1,401)
Other	(327)	(45)	(398)
	(8,453)	(2,963)	(3,647)
Total financial income (expenses), net	$(4,526)	$1,504	$109

*) Includes $1,684 transaction costs associated with the credit facility detailed in Note 19.

Schedule of Earnings (Loss) Per Share
1.	Numerator:

	Year ended December 31,
	2025	2024	2023

Net income available to holders of Ordinary shares	$20,723	$24,849	$23,504

2.	Denominator:

	Year ended December 31,
	2025	2024	2023

Weighted average number of shares	59,428,823	57,016,920	56,668,999
Add - stock options	973,342	-	3,538

Denominator for diluted earnings per share - adjusted weighted average shares assuming exercise of stock options	60,402,165	57,016,920	56,672,537